Document and Entity Information	Apr. 29, 2020	Apr. 28, 2020
Cover [Abstract]
Entity Registrant Name		GETTY REALTY CORP.
Document Type		8-K
Amendment Flag		false
Entity Central Index Key		0001052752
Document Period End Date		Apr. 28, 2020
Entity Emerging Growth Company		false
Entity File Number		001-13777
Entity Incorporation State Country Code		MD
Entity Tax Identification Number		11-3412575
Entity Address, Address Line One		Two Jericho Plaza
Entity Address, Address Line Two		Suite 110
Entity Address, City or Town		Jericho
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		11753-1681
City Area Code		(516)
Local Phone Number		478-5400
Written Communications		false
Soliciting Material		false
Pre Commencement Tender Offer		false
Pre Commencement Issuer Tender Offer		false
Security 12b Title	Common Stock
Trading Symbol	GTY
Security Exchange Name	NYSE